UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-07680)

Minnesota Municipal Income Portfolio Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall

Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Jill M. Stevenson

800 Nicollet Mall Minneapolis, MN 55402

(Name and address of agent for service)

800-677-3863

Registrant’s telephone number, including area code

Date of fiscal year end: 08/31/12

Date of reporting period: 05/31/12

Item 1. Schedule of Investments.

Schedule of Investments    |    May 31, 2012 (unaudited)

Minnesota Municipal Income Portfolio (MXA)

DESCRIPTION	PAR	VALUE ¶
(Percentages of each investment category relate to total net assets applicable to outstanding common shares)
Municipal Long-Term Investments — 145.2%
Economic Development Revenue — 3.6%
Minneapolis Development, Limited Tax Supported Common Bond (AMT),
4.85%, 12/1/17, Series 1A	$580,000	$632,803
4.88%, 12/1/18, Series 1A	610,000	661,216
5.13%, 6/1/22, Series 2A	500,000	532,020
Moorhead, American Crystal Sugar Company, Recovery Zone Facility, 5.65%, 6/1/27	500,000	545,285

		2,371,324

Education Revenue — 22.1%
Baytown Township, St. Croix Preparatory Academy Project, Series A, 7.00%, 8/1/38	900,000	944,307
Duluth Housing & Redevelopment Authority, Public Schools Academy, Series A, 5.60%, 11/1/30	1,000,000	1,015,360
Higher Education Facilities, Augsburg College,
5.00%, 5/1/23, Series 6C	500,000	512,555
5.00%, 5/1/28, Series 6J1	1,800,000	1,846,530
Higher Education Facilities, Bethel University, Series 6R
5.50%, 5/1/27	1,000,000	1,047,220
5.50%, 5/1/37	200,000	206,766
Higher Education Facilities, College of Art & Design, Series 6K, 5.00%, 5/1/26	1,000,000	1,036,360
Higher Education Facilities, St. Benedict College, Series 5, 4.13%, 3/1/16	400,000	430,956
Higher Education Facilities, University of St. Thomas,
5.00%, 10/1/39, Series 7A	1,000,000	1,102,350
5.25%, 4/1/39, Series 6X	700,000	757,239
Minneapolis, University Gateway Project, 4.50%, 12/1/31	2,000,000	2,070,680
St. Paul Housing & Redevelopment Authority, Community Peace Academy Project, Series A, 5.00%, 12/1/36	1,365,000	1,249,753
St. Paul Housing & Redevelopment Authority, Nova Classical Academy, Series A, 6.38%, 9/1/31	650,000	694,382
St. Paul Housing & Redevelopment Authority, St. Paul Academy & Summit School Project, 5.00%, 10/1/24	500,000	550,480
University of Minnesota, Series A, 5.25%, 12/1/29	1,000,000	1,210,260

		14,675,198

General Obligations — 9.6%
Burnsville Independent School District Number 191, Alternative Facilities, Series A (MSDCEP), 4.75%, 2/1/24	1,600,000	1,802,304
Minnesota State, Highway & Various Purpose, 5.00%, 8/1/25	3,000,000	3,466,740
Puerto Rico Commonwealth, Series A, 5.75%, 7/1/41	1,000,000	1,072,280

		6,341,324

Healthcare Revenue — 41.3%
Center City Health Care Facilities, Hazelden Foundation Project, 5.00%, 11/1/41	300,000	318,882
Cuyuna Range Hospital District, Health Facilities,
5.00%, 6/1/29	1,000,000	1,019,920
5.50%, 6/1/35	1,000,000	1,015,310
Glencoe Health Care Facilities, Glencoe Regional Health Services Project, 5.00%, 4/1/31	1,100,000	1,114,707
Golden Valley Covenant Retirement Communities, Series A, 5.50%, 12/1/25	680,000	680,360
Maple Grove Health Care Facilities, North Memorial Health Care, 5.00%, 9/1/35	2,000,000	2,018,940
Maple Grove Health Care Systems, Maple Grove Hospital, 5.25%, 5/1/25	1,000,000	1,044,090
Marshall Medical Center, Weiner Medical Center Project, Series A (Pre-refunded 11/1/13 @ 100), 6.00%, 11/1/28 ¯	750,000	804,270
Minneapolis Health Care Systems, Fairview Health Services, Series A, 6.63%, 11/15/28	1,785,000	2,126,381
Minnesota Agricultural & Economic Development Board, Essentia Health, Series E (AGC), 5.00%, 2/15/37	3,750,000	3,992,512
Minnesota Agricultural & Economic Development Board, Health Care System, Series A (NATL), 5.75%, 11/15/26	35,000	35,053
Monticello-Big Lake Community Hospital District, Health Care Facilities, Series C, 6.20%, 12/1/22 ¥	1,000,000	1,004,910
Pine City Health Care & Housing, North Branch, Series A (GNMA), 4.80%, 10/20/26	1,000,000	1,027,770
Prior Lake Senior Housing, Shepard’s Path Senior Housing, Series B, 5.70%, 8/1/36	500,000	492,860
Shakopee Health Care Facilities, St. Francis Regional Medical Center, 5.25%, 9/1/34	1,000,000	1,016,880
St. Cloud Health Care, CentraCare Health System, Series A, 5.13%, 5/1/30	500,000	545,270

MINNESOTA MUNICIPAL INCOME PORTFOLIO    |    2012 QUARTERLY REPORT

Schedule of Investments    |    May 31, 2012 (unaudited)

Minnesota Municipal Income Portfolio (MXA)

DESCRIPTION	PAR	VALUE ¶
St. Louis Park Health Care Facilities, Park Nicollet Health Services, 5.75%, 7/1/39	$1,500,000	$1,661,445
St. Paul Housing & Redevelopment Authority, Allina Health System, Series A1, 5.25%, 11/15/29	1,175,000	1,298,340
St. Paul Housing & Redevelopment Authority, Health Care Facility, HealthPartners Obligation Group Project, 5.25%, 5/15/36	1,430,000	1,473,415
St. Paul Housing & Redevelopment Authority, HealthEast Project, 6.00%, 11/15/30	550,000	570,774
St. Paul Housing & Redevelopment Authority, Nursing Home Episcopal, 5.63%, 10/1/33 ¥	920,475	923,098
St. Paul Housing & Redevelopment Authority, Rossy & Richard Shaller, Series A, 5.25%, 10/1/42	650,000	630,767
St. Paul Port Authority, HealthEast Midway Campus,
5.75%, 5/1/25, Series A	100,000	102,826
5.88%, 5/1/30, Series A	500,000	510,760
6.00%, 5/1/30, Series B	900,000	923,121
West St. Paul Health Care Facilities, Walker Thompson Hill Project, Series A, 7.00%, 9/1/46	1,000,000	1,057,370

		27,410,031

Housing Revenue — 21.3%
Coon Rapids Multifamily Housing, Margaret Place Apartments, Series A, 6.25%, 5/1/18 ¥	335,000	335,204
Coon Rapids Multifamily Housing, Tralee Terrace Apartments (FHLMC), 4.50%, 6/1/26	1,700,000	1,838,193
Cottage Grove Senior Housing, Cottage Grove Project, Series A, 5.00%, 12/1/31 ¥	475,000	468,597
Maplewood Multifamily, Carefree Cottages II (AMT) (FNMA) (Mandatory Put 4/15/19 @ 100), 4.80%, 4/15/34	1,000,000	1,035,350
Minneapolis Housing, Keeler Apartments Project, Series A, 5.00%, 10/1/37	750,000	700,950
Minneapolis Multifamily Housing, Vantage Flats Project (AMT) (GNMA), 5.20%, 10/20/48	975,000	999,892
Minneapolis-St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed City Living, Series A4 (AMT) (FHLMC) (FNMA) (GNMA), 5.00%, 11/1/38	823,191	850,826
Minnesota Housing Finance Agency, Homeownership Finance, Series D (FHLMC) (FNMA) (GNMA), 4.70%, 1/1/31	160,000	175,216
Minnesota Housing Finance Agency, Nonprofit Housing, State Appropriation, 5.00%, 8/1/31	1,230,000	1,374,574
Minnesota Housing Finance Agency, Rental Housing, 5.05%, 8/1/31	355,000	394,458
Minnesota Housing Finance Agency, Residential Housing (AMT),
4.70%, 7/1/27, Series D	2,625,000	2,701,493
5.65%, 7/1/33, Series B	1,025,000	1,077,449
Moorhead Economic Development Authority, Housing Development Eventide Project, Series A, 5.15%, 6/1/29	700,000	668,626
Moorhead Senior Housing, Sheyenne Crossing Project, 5.65%, 4/1/41 ¥	800,000	782,776
Worthington Housing Authority, Meadows Worthington Project, Series A, 5.25%, 11/1/28 ¥	500,000	501,525
Wayzata Senior Housing Revenue, Folkestone Senior Living Community, Series 2012A, 6.00%, 5/1/47 ¥	220,000	224,706

		14,129,835

Leasing Revenue — 4.1%
Andover Economic Development Authority, Public Facility, Community Center (Crossover Refunded 2/1/14 @ 100),
5.13%, 2/1/24 z	150,000	159,768
5.13%, 2/1/24 z	100,000	106,512
Pine County Housing & Redevelopment Authority, Series A, 5.00%, 2/1/31	1,000,000	1,037,880
St. Paul Housing & Redevelopment Authority, Jimmy Lee Recreation Center, 5.00%, 12/1/32	400,000	428,748
St. Paul Port Authority, Regions Hospital Parking Ramp Project, Series 1, 5.00%, 8/1/36	1,000,000	1,004,780

		2,737,688

Miscellaneous Revenue — 8.7%
Minneapolis, National Marrow Donor Program, 4.25%, 8/1/20	1,000,000	1,042,700
Seaway Port Authority of Duluth, Cargill Incorporated Project, 4.20%, 5/1/13	1,000,000	1,028,630
St. Paul Housing & Redevelopment Authority, Parking Facilities Project, Series A, 5.00%, 8/1/30	460,000	505,650
Tobacco Securitization Authority, Series B, 5.25%, 3/1/31	2,845,000	3,168,505

		5,745,485

Recreation Authority Revenue — 0.7%
Moorhead Golf Course, Series B, 5.88%, 12/1/21 ¥	430,000	430,146

Tax Revenue — 3.8%
Minneapolis Tax Increment, Grant Park Project, 5.35%, 2/1/30	1,000,000	968,830
Minneapolis Tax Increment, St. Anthony Falls Project, 5.65%, 2/1/27 ¥	450,000	450,599

MINNESOTA MUNICIPAL INCOME PORTFOLIO    |    2012 QUARTERLY REPORT

Schedule of Investments    |    May 31, 2012 (unaudited)

Minnesota Municipal Income Portfolio (MXA)

DESCRIPTION	PAR/ SHARES	VALUE ¶
Virgin Islands Public Finance Authority, Series B, 5.00%, 10/1/25	$1,050,000	$1,125,904

		2,545,333

Transportation Revenue — 2.9%
St. Paul Metropolitan Airports Commission, Series D (AMT), 4.00%, 1/1/23	1,835,000	1,911,758

Utility Revenue — 27.1%
Buffalo Capital Appreciation Water & Sewer, Series B, Zero Coupon Bond (MSCP)
1.94%, 10/1/21 °	1,800,000	1,411,560
2.08%, 10/1/22 °	1,800,000	1,330,596
2.27%, 10/1/23 °	1,800,000	1,247,544
Northern Municipal Power Agency, Minnesota Electric System, Series A (AGC)
5.00%, 1/1/20	750,000	873,900
5.00%, 1/1/21	1,000,000	1,153,720
Puerto Rico Commonwealth Aqueduct & Sewer, Series A, 6.00%, 7/1/38	600,000	640,176
Puerto Rico Electric Power Authority Power Revenue, Series XX, 5.25%, 7/1/40	1,000,000	1,027,120
Southern Minnesota Municipal Power Agency, Series A, Zero Coupon Bond (NATL)
2.29%, 1/1/19 °	8,600,000	7,402,794
3.22%, 1/1/23 °	1,100,000	784,465
3.37%, 1/1/24 °	3,050,000	2,071,011

		17,942,886

Total Municipal Long-Term Investments (Cost: $87,355,682)		96,241,008

Short-Term Investment — 0.3%
Federated Minnesota Municipal Cash Trust Institutional Shares, 0.01% Ø (Cost: $183,719)	183,719	183,719

Total Investments ▲ — 145.5% (Cost: $87,539,401)		96,424,727

Preferred Shares at Liquidation Value — (46.9)%		(31,100,000)

Other Assets and Liabilities, Net — 1.4%		968,180

Total Net Assets Applicable to Outstanding Common Shares — 100.0%		$66,292,907

MINNESOTA MUNICIPAL INCOME PORTFOLIO    |    2012 QUARTERLY REPORT

Schedule of Investments    |    May 31, 2012 (unaudited)

Minnesota Municipal Income Portfolio (MXA)

¶	Security valuations for the fund’s investments are generally furnished by an independent pricing service that has been approved by the fund’s board of directors. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service that has been approved by the fund’s board of directors. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates value. Investments in open-end funds are valued at their respective net asset values on the valuation date.

The following investment vehicles, when held by the fund, are priced as follows: Exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by the fund’s investment advisor, U.S. Bancorp Asset Management, Inc. (“USBAM”), on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities, indices, and currencies traded on Nasdaq or listed on a stock exchange are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Swaps and over-the-counter options on securities and indices are valued at the quotations received from an independent pricing service, if available.

When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Some of the factors that may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. The use of fair value pricing by the fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without fair value pricing. As of May 31, 2012, the fund held no internally fair valued securities.

¯	Pre-refunded issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

¥	Security considered illiquid. A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued. As of May 31, 2012, the fair value of these investments was $5,121,561 or 7.7% of total net assets applicable to outstanding common shares.

z	Crossover refunded securities are typically backed by the credit of the refunding issuer, which secures the timely payment of principal and interest. These bonds mature at the call date and price indicated.

°	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of May 31, 2012.

Ø	The rate shown is the annualized seven-day effective yield as of May 31, 2012.

▲	On May 31, 2012, the cost of investments for federal income tax purposes was approximately $87,539,401. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$9,073,417
Gross unrealized depreciation	(188,091)

Net unrealized appreciation	$8,885,326

AGC—Assured Guaranty Corporation

AMT—Alternative Minimum Tax. As of May 31, 2012, the aggregate fair value of securities subject to the AMT was

              $10,402,807, which represents 15.7% of total net assets applicable to common shares.

FHLMC—Federal Home Loan Mortgage Corporation

FNMA—Federal National Mortgage Association

GNMA—Government National Mortgage Association

MSCP—Minnesota State Credit Program

MSDCEP—Minnesota School District Credit Enhancement Program

NATL—National Public Finance Guarantee Corporation

MINNESOTA MUNICIPAL INCOME PORTFOLIO    |    2012 QUARTERLY REPORT

Schedule of Investments    |    May 31, 2012 (unaudited)

Minnesota Municipal Income Portfolio (MXA)

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there is limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

As of May 31, 2012, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Investments
Municipal Long-Term Investments	$—	$96,241,008	$—	$96,241,008
Short-Term Investment	183,719	—	—	183,719

Total Investments	$183,719	$96,241,008	$—	$96,424,727

During the period ended May 31, 2012, the fund recognized no transfers between fair value levels.

MINNESOTA MUNICIPAL INCOME PORTFOLIO    |    2012 QUARTERLY REPORT

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Minnesota Municipal Income Portfolio Inc.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date: July 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date: July 30, 2012

By:	/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer

Date: July 30, 2012